Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities:
Financial liabilities	R$ 415,792	R$ 401,082
Derivative warrants [Member] | Level 1 of fair value hierarchy [member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 7,375	9,475
Exposure premium - debentures [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 2,940	2,940
Deferred consideration on acquisitions [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 293,796	277,348
Loans and financing [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 507	758
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 2,795	10,376
Loans from investor [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 62,002	R$ 52,707